UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Premier Income Trust

Semiannual report
1 | 31 | 25

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PPT

Not FDIC Insured | No Bank Guarantee | May Lose Value

Putnam
Premier Income
Trust

Semiannual report
1 | 31 | 25

Message from the Trustees	1
Your fund at a glance	2
Other information for shareholders	3
Important notice regarding Putnam’s privacy policy	4
Summary of dividend reinvestment plans	5
Financial statements	9

Message from the Trustees

March 17, 2025

Dear Fellow Shareholder:

We are pleased to provide the semi-annual report of Putnam Premier Income Trust for the six-month reporting period ended January 31, 2025. Please read on for Fund performance information during the Fund’s reporting period.

We extend our sincere thanks to Kenneth R. Leibler, who retired from the Board on June 30, 2024, after serving as a Trustee since 2006 and Chair of the Board since 2018. Effective July 1, 2024, Barbara M. Baumann, a Trustee since 2010 and Vice Chair from 2022 to 2024, was appointed Chair of the Board. Effective May 17, 2024, Gregory G. McGreevey joined the Board as an independent Trustee, having previously served as Senior Managing Director, Investments, at Invesco Ltd. until 2023.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. For more information on your Fund, visit www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

• Fund prices and performance,
• Market insights and commentaries from our portfolio managers, and
• A host of educational resources.

We look forward to helping you meet your financial goals.

Allocations are shown as a percentage of the fund’s net assets as of 1/31/25. Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

2 Premier Income Trust

Other information for shareholders

Important notice regarding share repurchase program

In September 2024, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2024, up to 10% of the fund’s common shares outstanding as of September 30, 2024.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semian-nual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

The Investment Manager is committed to managing our funds in the best interests of our shareholders. The Putnam Investments’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2024, are available at franklintempleton.com/regulatory-fund-documents and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Investments’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Premier Income Trust 3

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

4 Premier Income Trust

Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Premier Income Trust 5

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

6 Premier Income Trust

Trustee approval of management and sub-advisory contracts

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0 – 1(a)(6) (i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”).1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under

1 The PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Premier Income Trust 7

the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

8 Premier Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Premier Income Trust 9

The fund’s portfolio 1/31/25 (Unaudited)

MORTGAGE-BACKED SECURITIES (35.1%)*	Principal amount	Value
Agency collateralized mortgage obligations (11.2%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$806,890	$156,079
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	3,559,585	765,622
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	8,609,377	1,953,913
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	4,394,489	918,860
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	294,603	41,480
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	7,200,914	1,459,725
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,058,090	820,305
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	355,621	22,242
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	92,284	2,239
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.785%, 9/25/50	7,209,774	966,524
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.635%, 7/25/50	6,732,243	674,002
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.585%, 1/25/50	4,429,310	461,861
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.579%, 8/15/56	4,468,005	546,874
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,399,384	216,356
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	66,573	11,148
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,107,028	308,124
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	182,879	26,727
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	6,363,074	1,443,992
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	261,227	54,055
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.935%, 4/25/40	517,885	49,128
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.785%, 3/25/48	2,635,745	221,594
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.735%, 6/25/48	4,779,953	501,687
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 1.685%, 5/25/47	5,785,034	495,029
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.585%, 8/25/49	2,569,276	231,152
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 1.535%, 11/25/49	5,109,238	570,555
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 1.435%, 10/25/41	1,171,942	98,426
Government National Mortgage Association
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	3,813,464	678,056
Ser. 16-42, IO, 5.00%, 2/20/46	1,595,772	315,297
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,768,986	562,250
Ser. 14-76, IO, 5.00%, 5/20/44	650,809	139,257
Ser. 12-146, IO, 5.00%, 12/20/42	466,223	101,057
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,200,533	363,137
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	389,890	88,243
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,197,610	242,472

10 Premier Income Trust

MORTGAGE-BACKED SECURITIES (35.1%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	$6,753,561	$1,532,434
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	909,810	172,519
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	808,106	153,785
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	5,066,215	1,017,514
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	8,450,285	1,150,894
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,550,537	291,027
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	998,565	149,007
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	254,108	3,859
Ser. 21-156, IO, 3.50%, 7/20/51	8,170,895	1,372,115
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	4,822,642	846,470
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,749,196	286,523
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,723,815	277,234
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	740,864	115,023
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	612,633	33,486
Ser. 16-H18, Class QI, IO, 3.296%, 6/20/66 W	2,292,874	117,966
Ser. 24-186, IO, 3.00%, 9/20/51	8,019,060	1,283,868
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	6,796,594	1,138,217
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	5,362,511	898,312
Ser. 16-H23, Class NI, IO, 2.713%, 10/20/66 W	9,713,931	398,747
Ser. 15-H20, Class CI, IO, 2.678%, 8/20/65 W	3,701,877	180,485
Ser. 16-H22, Class AI, IO, 2.629%, 10/20/66 W	3,637,408	144,845
Ser. 18-H15, Class KI, IO, 2.23%, 8/20/68 W	3,715,985	143,582
Ser. 17-H19, Class MI, IO, 2.094%, 4/20/67 W	1,896,218	81,050
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 2.077%, 2/20/53	13,217,431	1,004,940
Ser. 16-H06, Class DI, IO, 2.066%, 7/20/65	5,802,615	165,189
Ser. 15-H10, Class BI, IO, 2.022%, 4/20/65 W	2,331,283	97,012
Ser. 16-H03, Class DI, IO, 2.02%, 12/20/65 W	2,733,954	94,308
Ser. 17-H16, Class JI, IO, 2.003%, 8/20/67 W	9,808,951	425,924
Ser. 16-H09, Class BI, IO, 1.93%, 4/20/66 W	4,317,669	189,623
Ser. 15-H25, Class EI, IO, 1.927%, 10/20/65 W	2,393,785	71,249
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.887%, 6/20/51	9,366,025	1,220,083
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.887%, 5/20/51	5,929,678	721,183
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.887%, 4/20/51	11,933,024	1,421,755
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.887%, 4/20/51	4,044,938	512,637
Ser. 15-H20, Class AI, IO, 1.88%, 8/20/65 W	3,249,292	78,314
Ser. 15-H23, Class BI, IO, 1.817%, 9/20/65 W	3,449,927	72,473
Ser. 17-H11, Class DI, IO, 1.798%, 5/20/67 W	3,701,724	175,343
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.78%, 11/20/47	6,363,581	618,725
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 1.767%, 4/20/44	3,188,706	331,810
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.737%, 7/20/50	3,267,403	382,556
Ser. 16-H24, Class CI, IO, 1.728%, 10/20/66 W	2,470,756	49,131

Premier Income Trust 11

MORTGAGE-BACKED SECURITIES (35.1%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.687%, 5/20/50	$3,949,529	$442,242
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.687%, 4/20/50	5,095,481	602,060
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.687%, 8/20/49	3,928,775	445,438
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.687%, 7/20/49	3,476,420	377,420
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.687%, 7/20/49	4,273,149	415,812
Ser. 17-H12, Class QI, IO, 1.672%, 5/20/67 W	3,335,946	114,937
Ser. 18-H02, Class EI, IO, 1.659%, 1/20/68 W	7,367,621	340,598
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.637%, 12/20/49	2,309,017	239,197
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.637%, 9/20/49	3,879,906	410,023
Ser. 14-H21, Class BI, IO, 1.625%, 10/20/64 W	3,647,672	83,254
Ser. 13-H08, Class CI, IO, 1.625%, 2/20/63 W	1,760,253	54,631
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.587%, 8/20/43	4,282,614	444,092
Ser. 17-H16, Class IG, IO, 1.567%, 7/20/67 W	7,978,691	195,374
Ser. 17-H06, Class BI, IO, 1.477%, 2/20/67 W	3,913,087	123,611
Ser. 18-H05, Class BI, IO, 1.457%, 2/20/68 W	4,876,832	221,642
Ser. 16-H03, Class AI, IO, 1.43%, 1/20/66 W	9,240,453	332,860
Ser. 17-H08, Class NI, IO, 1.413%, 3/20/67 W	5,178,422	170,391
Ser. 16-H10, Class AI, IO, 1.317%, 4/20/66 W	6,810,803	153,720
Ser. 17-H02, Class BI, IO, 1.287%, 1/20/67 W	2,334,021	85,761
Ser. 17-H09, IO, 1.211%, 4/20/67 W	5,566,137	160,928
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.187%, 8/20/44	1,367,845	102,660
		40,445,336
Commercial mortgage-backed securities (11.8%)
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57 W	9,728,153	826,121
Bank5
FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57 W	10,895,615	555,618
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57 W	14,880,211	708,392
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57 W	11,034,442	244,590
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	16,441,351	1,045,698
FRB Ser. 24-5C31, Class XA, IO, 1.061%, 12/15/57 W	4,847,930	218,837
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57 W	5,711,908	429,635
FRB Ser. 22-C14, Class XA, IO, 0.701%, 2/15/55 W	10,493,977	373,494
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.483%, 11/16/38 (Cayman Islands)	258,346	258,900
Benchmark Mortgage Trust
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57 W	14,079,769	727,012
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57 W	20,387,000	502,466

12 Premier Income Trust

MORTGAGE-BACKED SECURITIES (35.1%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
BMO Mortgage Trust
FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57 W	$12,367,004	$649,607
FRB Ser. 24-5C8, Class XA, IO, 1.021%, 12/15/57 W	5,935,901	257,125
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	1,008,000	937,275
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	908,000	885,886
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	424,000	393,944
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.786%, 4/10/47 W	912,000	858,489
FRB Ser. 14-CR20, Class C, 4.736%, 11/10/47 W	854,238	824,108
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	380,828	355,789
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	525,250	515,036
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	906,000	874,000
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	701,279	670,547
Ser. 15-CR22, Class B, 3.926%, 3/10/48 W	370,000	361,103
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	621,000	610,627
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	365,000	361,952
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.093%, 11/10/46 W	1,081,000	663,754
FRB Ser. 14-CR17, Class D, 4.871%, 5/10/47 W	725,000	594,138
FRB Ser. 14-CR19, Class D, 4.511%, 8/10/47 W	194,952	185,461
Ser. 12-CR3, Class F, 4.292%, 10/15/45 (In default) † W	395,189	23,573
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	471,000	453,354
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	617,000	604,697
Ser. 15-C1, Class AS, 3.791%, 4/15/50 W	870,000	860,201
Ser. 16-C5, Class A5, 3.757%, 11/15/48	468,000	462,899
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.385%, 8/10/44 W	446,109	428,739
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.101%, 1/25/51	555,000	568,201
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.351%, 11/25/51	1,746,000	1,812,317
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63 W	10,875,357	550,853
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.552%, 2/10/46 W	1,298,000	1,295,423
GS Mortgage Securities Trust FRB Ser. 19-GC42, Class XA, IO, 0.805%, 9/10/52 W	13,773,685	407,083
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.441%, 9/10/47 W	485,000	270,677
FRB Ser. 13-GC13, Class AS, 3.874%, 7/10/46 W	699,860	677,044
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.59%, 9/15/47 W	436,000	413,044
Ser. 15-C31, Class A3, 3.801%, 8/15/48	438,251	434,700
Ser. 16-C1, Class A5, 3.576%, 3/17/49	275,000	271,286

Premier Income Trust 13

MORTGAGE-BACKED SECURITIES (35.1%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.51%, 2/15/47 W	$513,000	$444,771
FRB Ser. 14-C23, Class D, 4.09%, 9/15/47 W	287,000	247,884
FRB Ser. C14, Class D, 4.09%, 8/15/46 W	500,000	385,767
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.756%, 6/15/51 W	402,000	348,673
Ser. 18-C8, Class B, 4.522%, 6/15/51	504,000	454,896
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.417%, 4/15/46 W	574,000	150,675
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 7.615%, 2/12/51 W	23,266	28,553
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45 W	432,000	414,068
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	1,390,000	94,868
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	1,149,000	1,107,758
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 15-C22, Class C, 4.193%, 4/15/48 W	1,263,000	1,091,714
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.803%, 10/15/46 W	416,000	378,228
FRB Ser. 13-C10, Class F, 3.981%, 7/15/46 W	1,988,000	135,592
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.849%, 7/15/51 W	404,000	377,874
FRB Ser. 16-UB11, Class C, 3.691%, 8/15/49 W	663,000	632,443
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.215%, 3/25/50	1,459,974	1,486,856
FRB Ser. 19-01, Class M10, 7.715%, 10/25/49	1,126,002	1,139,477
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.778%, 6/25/37	301,884	302,713
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	1,034,000	1,002,160
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 6.596%, 6/17/37 (Bermuda)	579,098	580,494
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	1,081,996	81
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.381%, 8/15/50 W	498,000	461,848
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-SG1, Class B, 4.443%, 9/15/48 W	559,000	531,162
FRB Ser. 15-LC22, Class AS, 4.207%, 9/15/58 W	360,000	356,846
Ser. 15-NXS4, Class A4, 3.718%, 12/15/48	383,000	379,216
Ser. 15-C31, Class A4, 3.695%, 11/15/48	891,000	882,259
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	866,000	858,125
Ser. 20-C56, Class A2, 2.498%, 6/15/53	35,042	32,848
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52 W	6,853,422	371,015
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57 W	12,865,094	515,579
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.488%, 9/15/58 W	265,000	256,557
Ser. 14-LC16, Class D, 3.938%, 8/15/50	682,932	86,021
FRB Ser. 13-LC12, Class D, 3.837%, 7/15/46 W	356,000	184,230

14 Premier Income Trust

MORTGAGE-BACKED SECURITIES (35.1%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.294%, 10/15/57 W	$275,000	$254,265
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	365,000	347,656
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45 W	393,608	384,167
FRB Ser. 13-C15, Class D, 4.186%, 8/15/46 W	1,310,502	551,486
		42,682,520
Residential mortgage-backed securities (non-agency) (12.1%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,486,869	1,498,947
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.615%, 5/25/47	595,805	347,830
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 4.925%, 1/25/36	92,778	86,926
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.605%, 11/25/47	439,083	380,039
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 4.775%, 3/25/37	1,459,633	1,224,054
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.706%, 8/25/46	185,313	169,568
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.686%, 6/25/46	282,487	268,879
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 5.125%, 9/25/35	358,271	320,449
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.075%, 11/20/35	928,934	877,823
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 4.805%, 8/25/46	434,158	380,630
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.805%, 8/25/46	2,391,118	2,015,238
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 4.635%, 4/25/47	335,680	285,270
FRB Ser. 06-OA7, Class 1A1, 3.28%, 6/25/46 W	788,121	748,351
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 14.965%, 5/25/28	823,741	879,092
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.465%, 7/25/28	2,787,383	2,984,562
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 13.815%, 4/25/28	1,279,818	1,345,996
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 13.665%, 10/25/27	719,938	732,624
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 16.715%, 2/25/49	254,000	315,690
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 15.851%, 10/25/50	491,000	686,070
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 15.715%, 4/25/49	298,000	359,836

Premier Income Trust 15

MORTGAGE-BACKED SECURITIES (35.1%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.465%, 10/25/48	$1,619,000	$2,071,633
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.215%, 1/25/49	315,000	394,456
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 14.965%, 3/25/49	252,000	306,027
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.465%, 8/25/50	966,000	1,338,660
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.465%, 7/25/50	1,027,000	1,389,393
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.215%, 9/25/48	389,000	456,010
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.065%, 3/25/50	625,000	761,959
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 10.601%, 10/25/33	299,000	372,445
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 8.101%, 2/25/42	450,000	471,865
Structured Agency Credit risk Debt FRN Class M1B, (US 30 Day Average SOFR + 3.35%), 7.701%, 6/25/43	700,000	737,616
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	685,000	653,800
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	859,850	836,549
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	346,000	321,452
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.215%, 10/25/28	238,011	268,963
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 16.715%, 9/25/28	2,292,058	2,534,701
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.215%, 10/25/28	1,286,190	1,439,079
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.215%, 8/25/28	828,519	911,812
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.215%, 1/25/29	267,127	298,982
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 14.715%, 1/25/29	265,787	296,404
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.715%, 4/25/29	394,503	440,953
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.851%, 1/25/42	402,000	423,964
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.565%, 9/25/31	460,392	492,353
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 7.715%, 1/25/40	459,000	475,124
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.351%, 1/25/42	1,640,000	1,688,352

16 Premier Income Trust

MORTGAGE-BACKED SECURITIES (35.1%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.735%, 5/25/37	$508,188	$281,746
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 4.933%, 5/19/35	400,674	120,387
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.501%, 1/25/34 (Bermuda)	300,000	305,222
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.701%, 2/25/55	509,026	510,769
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	786,000	795,327
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54 ††	690,380	693,348
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.883%, 2/26/37	359,876	328,440
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 5.701%, 9/25/54	320,470	321,848
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.22%, 8/25/35	58,228	55,705
NYMT Loan Trust 144A Ser. 22-BPL1, Class A1, stepped-coupon 3.967% (5.967%, 7/25/25), 11/25/27 ††	362,371	362,506
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	1,400,000	1,415,172
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	928,000	936,024
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 4.785%, 1/25/37	486,505	422,329
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	1,033,000	925,934
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	815,000	679,774
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.405%, 10/25/45	201,334	194,225
		43,639,182
Total mortgage-backed securities (cost $132,272,627)		$126,767,038

CORPORATE BONDS AND NOTES (26.5%)*	Principal amount	Value
Basic materials (2.4%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$515,000	$552,569
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	115,000	117,960
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	1,080,000	1,033,934
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	100,000	99,865
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	475,000	450,533
Braskem Idesa SAPI sr. notes Ser. REGS, 7.45%, 11/15/29 (Mexico)	500,000	419,758
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	530,000	537,228
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33	225,000	223,936

Premier Income Trust 17

CORPORATE BONDS AND NOTES (26.5%)* cont.		Principal amount	Value
Basic materials cont.
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		$220,000	$219,736
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		595,000	542,323
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	650,000	633,727
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$385,000	379,838
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		480,000	459,161
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		400,000	379,426
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		460,000	458,031
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		455,000	460,774
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		169,000	173,142
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		165,000	165,617
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		80,000	80,300
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		965,000	1,029,627
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		290,000	293,078
			8,710,563
Capital goods (1.6%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		80,000	81,166
Ambipar Lux SARL 144A company guaranty sr. unsec. notes 10.875%, 2/5/33 (Brazil)		400,000	405,700
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		955,000	1,016,173
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		31,000	27,823
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		303,000	290,104
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		89,000	92,627
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		1,020,000	1,041,381
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		466,000	449,329
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		580,000	581,364
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		607,000	639,913
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		206,000	221,738
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		135,000	133,623
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		420,000	430,588
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		145,000	147,657
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33		105,000	106,431
			5,665,617
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		910,000	875,720
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		910,000	893,483
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		541,000	481,903

18 Premier Income Trust

CORPORATE BONDS AND NOTES (26.5%)* cont.		Principal amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		$1,820,000	$1,706,577
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		500,000	461,292
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	610,000	595,715
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$435,000	465,461
			5,480,151
Consumer cyclicals (5.3%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		450,000	461,841
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		795,000	827,418
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		985,000	1,017,266
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		490,000	457,460
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		509,000	524,970
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		193,000	205,521
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		595,000	583,756
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		445,000	461,011
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		640,000	562,787
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	560,000	576,750
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$814,000	826,301
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		470,000	458,352
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	668,000	692,689
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$995,000	1,027,067
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		585,000	551,445
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		339,000	353,021
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		260,000	256,134
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		590,000	551,409
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		168,000	176,173
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		565,000	556,130
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		455,000	454,846
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	50,905
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		425,000	428,632
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		175,000	173,812
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		440,000	453,469
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		334,000	336,098

Premier Income Trust 19

CORPORATE BONDS AND NOTES (26.5%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		$610,000	$628,866
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	560,000	570,757
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$625,000	567,755
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,056,000	1,021,591
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		485,000	457,741
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	1,310,000	1,370,246
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		$75,000	81,603
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		767,000	759,837
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		510,000	462,845
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		155,000	162,170
			19,108,674
Consumer staples (1.4%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		459,000	450,330
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		475,000	459,498
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	410,000	443,879
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	245,000	265,245
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$435,000	458,971
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		485,000	457,678
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		140,000	143,203
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		460,000	461,096
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		244,000	224,911
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		900,000	908,214
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		196,000	181,626
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		560,000	544,113
			4,998,764
Energy (3.4%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		460,000	452,759
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		450,000	458,336
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		555,000	543,473
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		454,000	459,228

20 Premier Income Trust

CORPORATE BONDS AND NOTES (26.5%)* cont.	Principal amount	Value
Energy cont.
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	$925,000	$976,719
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)	1,170,000	1,206,644
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	405,000	416,311
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29	560,000	553,693
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	184,000	181,788
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	590,000	552,291
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)	1,000,000	924,773
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	1,005,000	997,775
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28	731,000	745,013
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	683,000	686,739
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	460,000	400,189
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	410,000	396,761
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	476,000	452,351
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29	440,000	457,470
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	270,000	271,056
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	985,000	1,037,290
		12,170,659
Financials (5.2%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	435,000	450,044
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)	670,000	656,558
AIB Group PLC 144A sr. unsec. notes 6.608%, 9/13/29 (Ireland)	435,000	456,063
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	1,000,000	1,026,342
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	455,000	455,569
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	905,000	936,697
Athene Global Funding 144A notes 5.583%, 1/9/29	450,000	455,043
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	455,000	456,521
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	955,000	989,612
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	470,000	463,098
CaixaBank SA 144A sr. unsec. notes 6.208%, 1/18/29 (Spain)	445,000	458,095
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	200,000	219,707
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28	440,000	458,590
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	201,870
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	281,266
GA Global Funding Trust 144A notes 4.40%, 9/23/27	500,000	492,971
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	995,000	1,064,288

Premier Income Trust 21

CORPORATE BONDS AND NOTES (26.5%)* cont.		Principal amount	Value
Financials cont.
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		$420,000	$447,272
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		1,810,000	1,851,596
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		1,350,000	1,358,118
MPT Operating Partnership LP/MPT Finance Corp 144A company guaranty sr. notes 8.50%, 2/15/32		340,000	345,698
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		1,100,000	1,065,382
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		455,000	457,775
Protective Life Global Funding 144A 5.467%, 12/8/28		585,000	596,450
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		455,000	458,761
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		325,000	328,733
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		375,000	379,427
USB AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		265,000	284,679
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		935,000	919,922
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		895,000	912,011
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		80,000	80,963
			19,009,121
Government (0.2%)
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		650,000	663,401
			663,401
Health care (1.5%)
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		525,000	540,953
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		460,000	457,709
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		258,000	257,327
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		1,120,000	1,068,889
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		955,000	1,017,197
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		1,005,000	1,029,471
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		989,000	1,108,605
			5,480,151
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		455,000	448,391
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		990,000	927,670
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		598,000	570,816
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		455,000	455,731
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		339,000	385,648
			2,788,256
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	500,000	582,783
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		$156,000	159,939
			742,722

22 Premier Income Trust

CORPORATE BONDS AND NOTES (26.5%)* cont.	Principal amount	Value
Utilities and power (3.0%)
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	$325,000	$325,125
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. bonds 7.875%, 2/15/39 (Mexico)	530,000	537,353
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	445,000	453,901
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)	1,220,000	1,240,981
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28	435,000	453,698
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	535,000	608,983
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)	700,000	756,594
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29	905,000	909,523
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	450,000	456,657
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	555,000	554,125
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	250,000	246,492
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	440,000	446,431
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)	400,000	403,799
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	1,045,000	983,413
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	570,000	581,973
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29	1,000,000	922,910
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	465,000	478,822
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29	590,000	560,513
		10,921,293
Total corporate bonds and notes (cost $94,330,595)		$95,739,372

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.8%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 2/1/55	$11,000,000	$10,922,656
5.50%, 5/20/49	37,871	38,260
5.00%, TBA, 2/1/55	8,000,000	7,775,000
5.00%, 5/20/49	110,828	108,769
4.50%, TBA, 2/1/55	12,000,000	11,349,375
4.50%, with due dates from 10/20/49 to 1/20/50	103,521	98,167
4.00%, TBA, 2/1/55	7,000,000	6,446,563
3.50%, with due dates from 8/20/49 to 3/20/50	319,652	283,637
		37,022,427

Premier Income Trust 23

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.8%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations (12.5%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	$107,557	$105,591
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/55	16,000,000	16,405,619
5.50%, TBA, 2/1/55	21,000,000	20,741,896
5.00%, TBA, 2/1/55	4,000,000	3,862,981
3.00%, TBA, 2/1/55	2,000,000	1,701,143
2.50%, TBA, 2/1/55	3,000,000	2,445,395
		45,262,625
Total U.S. government and agency mortgage obligations (cost $81,550,702)		$82,285,052

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes
4.375%, 8/31/28 [i]	$102,000	$104,184
2.25%, 3/31/26 [i]	64,000	63,065
Total U.S. treasury obligations (cost $167,249)		$167,249

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.2%)*		Principal amount	Value
Armenia (Republic of) sr. unsec. notes Ser. REGS, 3.60%, 2/2/31 (Armenia)		$500,000	$415,886
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	470,000	423,148
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	258,000	246,770
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$850,000	806,969
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		2,360,000	2,263,998
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		430,000	413,176
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		260,000	245,234
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	632,000	396,677
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		$300,000	302,257
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		520,000	516,403
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,240,000	1,252,927
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		710,000	717,604
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	2,060,000	1,907,312
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$715,000	723,580
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,347,705
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		930,000	909,650
Egypt (Republic of) 144A sr. unsec. notes 8.625%, 2/4/30 (Egypt)		700,000	697,521
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		810,000	642,532

24 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		$1,480,000	$1,464,176
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		420,000	416,481
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		900,000	896,834
Iraq (Republic of) sr. unsec. notes Ser. REGS, 5.80%, 1/15/28 (Iraq)		847,500	835,042
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 7.50%, 1/13/29 (Jordan)		450,000	450,412
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	661,672
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		1,610,000	1,651,757
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		970,000	846,802
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		790,000	794,693
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	800,000	788,915
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		$1,170,000	1,119,608
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		950,000	971,855
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		830,000	860,492
South Africa (Republic of) sr. unsec. bonds 5.75%, 9/30/49 (South Africa)		250,000	187,188
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		600,000	416,159
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		450,000	435,044
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		660,000	733,319
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		1,500,000	1,233,724
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)		720,000	708,875
Total foreign government and agency bonds and notes (cost $29,785,403)			$29,702,397

SENIOR LOANS (5.9%)*c		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.204%, 4/3/28 (Netherlands)	EUR	440,000	$458,738
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.562%, 3/26/29		$455,388	457,096
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31		200,000	201,313
			1,117,147
Capital goods (0.8%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.805%, 3/18/30		953,044	959,000
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.055%, 1/14/32		131,578	132,017

Premier Income Trust 25

SENIOR LOANS (5.9%)*c cont.	Principal amount	Value
Capital goods cont.
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 8.809%, 9/28/28	$367,528	$351,142
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	440,436	441,812
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	292,329	294,841
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.829%, 2/28/31	265,993	267,290
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.559%, 1/20/31	442,775	444,546
		2,890,648
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.174%, 4/15/27	460,156	429,600
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	947,348	942,478
		1,372,078
Consumer cyclicals (1.5%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.312%, 1/3/29	191,140	191,850
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.583%, 3/1/28	193,035	194,314
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.562%, 1/24/31	491,288	493,488
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.302%, 10/18/28	802,768	807,115
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.829%, 6/18/31	44,888	45,100
Flutter Entertainment PLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 11/29/30	237,600	238,110
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.423%, 10/27/28	521,929	481,205
Hunter Douglas, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 1/14/32	401,436	404,113
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.162%, 1/29/28	448,298	449,979
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.329%, 3/26/31	199,500	201,121
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	457,688	459,785
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.375%, 3/7/31	104,213	104,545
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.562%, 10/19/29	1,034,754	1,038,329
		5,109,054
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.812%, 3/10/28	588,337	590,888
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 8.829%, 12/2/30	72,829	73,031
		663,919

26 Premier Income Trust

SENIOR LOANS (5.9%)*c cont.	Principal amount	Value
Energy (0.4%)
CQP Holdco LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.329%, 12/31/30	$1,521,791	$1,526,524
		1,526,524
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.052%, 9/12/31	436,700	438,584
		438,584
Health care (0.9%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.329%, 9/29/28	274,223	277,052
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.661%, 5/5/27	738,860	743,441
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.312%, 5/6/31	259,350	260,290
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.562%, 10/23/28	401,283	403,633
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.049%, 3/10/31	392,038	395,819
Phoenix Guarantor, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.812%, 2/21/31	456,556	458,898
Phoenix Newco, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.812%, 11/15/28	539,613	542,481
Waystar Technologies, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.562%, 10/22/29	206,265	207,554
		3,289,168
Technology (0.9%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.50%), 7.829%, 2/3/31	202,654	204,526
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	750,776	756,643
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 2.25%), 6.561%, 1/18/29	436,700	438,032
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	437,800	418,511
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.309%, 3/1/29	483,788	486,146
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.312%, 8/31/28	522,020	525,773
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	457,700	460,938
		3,290,569
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.305%, 4/20/28	772,778	792,542
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 4/5/31	299,250	299,314
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.579%, 2/14/31	372,187	374,048
		1,465,904
Total senior loans (cost $21,146,314)		$21,163,595

Premier Income Trust 27

CONVERTIBLE BONDS AND NOTES (2.9%)*	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$78,000	$223,124
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	141,000	175,954
		399,078
Consumer cyclicals (0.6%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	100,000	87,525
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	90,000	227,071
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27	76,000	113,772
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	119,000	261,622
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	177,000	174,168
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	199,000	251,364
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	155,000	229,881
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30	164,000	171,134
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	144,000	145,008
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	83,000	128,785
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	122,000	121,441
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	158,000	185,808
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	72,000	70,740
		2,168,319
Consumer staples (0.3%)
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	88,000	120,004
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	243,000	201,604
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	203,000	212,541
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	137,000	136,401
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	198,000	230,670
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	176,000	196,328
		1,097,548
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	138,000	99,748
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	133,000	153,316
		253,064
Financials (0.2%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	89,000	103,997
Digital Realty Trust LP 144A cv. company guaranty sr. unsec. sub. notes 1.875%, 11/15/29	258,000	261,741
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29	109,000	130,637
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	187,000	272,646
		769,021

28 Premier Income Trust

CONVERTIBLE BONDS AND NOTES (2.9%)* cont.	Principal amount	Value
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	$139,000	$159,656
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	109,000	101,001
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	248,000	229,819
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	226,000	212,734
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	107,000	103,148
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	143,000	169,896
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	130,000	172,671
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	100,000	136,009
Merit Medical Systems, Inc. 144A cv. sr. unsec. notes 3.00%, 2/1/29	82,000	113,701
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28	95,000	103,185
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	45,000	48,308
		1,550,128
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	183,000	189,085
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	161,000	146,430
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	111,000	110,945
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	181,000	178,101
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	216,000	234,900
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	16,000	44,032
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	53,000	70,424
Lumentum Holdings, Inc. cv. sr. unsec. sub. notes 0.50%, 6/15/28	245,000	242,489
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	105,000	97,822
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	230,000	200,804
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	144,000	146,485
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29	145,000	151,018
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	194,000	175,019
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	109,000	130,654
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	89,000	96,610
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	124,000	136,090
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	223,000	288,200
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	127,000	111,760
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	220,000	289,300
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	199,000	249,944
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	112,000	189,311
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	182,000	71,890
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	145,000	146,124
		3,697,437
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	112,000	116,200
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	60,000	149,736

Premier Income Trust 29

CONVERTIBLE BONDS AND NOTES (2.9%)* cont.	Principal amount	Value
Utilities and power cont.
PG&E Corp. cv. sr. notes 4.25%, 12/1/27	$202,000	$206,541
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	206,000	217,588
		690,065
Total convertible bonds and notes (cost $9,971,215)		$10,624,660

INVESTMENT COMPANIES (1.6%)*	Shares	Value
Franklin Ultra Short Bond ETF L	231,380	$5,778,623
Total investment companies (cost $5,751,839)		$5,778,623

SHORT-TERM INVESTMENTS (19.7%)*		Principal amount/ shares	Value
Barclays Bank PLC commercial paper 4.466%, 4/7/25 (United Kingdom)		$1,800,000	$1,785,552
Canadian Imperial Bank of Commerce/New York, NY FRN certificates of deposit 4.650%, 2/9/26		1,800,000	1,799,382
Putnam Government Money Market Fund Class P 4.09% L	Shares	37,685,057	37,685,057
Putnam Short Term Investment Fund Class P 4.54% L	Shares	22,115,968	22,115,968
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% P	Shares	2,542,000	2,542,000
U.S. Treasury Bills 4.283%, 3/25/25 ∆		$500,000	497,070
U.S. Treasury Bills 4.312%, 4/8/25 # ∆		1,700,000	1,687,329
U.S. Treasury Bills 4.299%, 4/22/25 ∆		1,300,000	1,288,240
Victory Receivables Corp. asset-backed commercial paper 4.459%, 4/15/25 (Japan)		1,800,000	1,783,825
Total short-term investments (cost $71,184,314)			$71,184,423

TOTAL INVESTMENTS
Total investments (cost $446,160,258)	$443,412,409

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

30 Premier Income Trust

FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $360,747,374.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $595,260 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,474,322 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Premier Income Trust 31

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	86.0%	Canada	0.6%
Mexico	0.9	Colombia	0.6
Brazil	0.9	Dominican Republic	0.5
France	0.8	Other	9.1
United Kingdom	0.6	Total	100.0%

FORWARD CURRENCY CONTRACTS at 1/31/25 (aggregate face value $33,614,332) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Canadian Dollar	Sell	4/16/25	$414	$418	$4
	Euro	Sell	3/19/25	1,366,427	1,384,760	18,333
	Japanese Yen	Buy	2/19/25	952,812	985,272	(32,460)
	New Zealand Dollar	Sell	4/16/25	24,568	24,228	(340)
	Norwegian Krone	Sell	3/19/25	88,390	90,788	2,398
	Swedish Krona	Sell	3/19/25	408,451	418,118	9,667
	Swiss Franc	Buy	3/19/25	86,502	90,052	(3,550)
Barclays Bank PLC
	Australian Dollar	Sell	4/16/25	52,988	52,464	(524)
	Canadian Dollar	Sell	4/16/25	125,968	127,063	1,095
	Euro	Sell	3/19/25	1,049,586	1,063,716	14,130
	Norwegian Krone	Sell	3/19/25	24,489	25,156	667
	Swiss Franc	Buy	3/19/25	192,754	200,517	(7,763)
Citibank, N.A.
	Australian Dollar	Sell	4/16/25	677,592	671,018	(6,574)
	Euro	Sell	3/19/25	1,198,339	1,214,055	15,716
	Norwegian Krone	Sell	3/19/25	207,012	212,683	5,671
	Swedish Krona	Sell	3/19/25	531,843	544,477	12,634
Goldman Sachs International
	Canadian Dollar	Sell	4/16/25	13,667	13,785	118
	Japanese Yen	Buy	2/19/25	1,641,865	1,698,633	(56,768)
	Swiss Franc	Buy	3/19/25	282,898	294,292	(11,394)
HSBC Bank PLC
	Australian Dollar	Sell	4/16/25	80,291	81,223	932
	British Pound	Sell	3/19/25	417,291	420,832	3,541
	Euro	Sell	3/19/25	1,262,996	1,281,060	18,064

32 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/25 (aggregate face value $33,614,332) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
HSBC Bank PLC cont.
	Norwegian Krone	Sell	3/19/25	$34,375	$34,631	$256
	Swedish Krona	Sell	3/19/25	106,419	107,916	1,497
	Swiss Franc	Buy	3/19/25	54,174	54,916	(742)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/25	80,291	81,223	(932)
	Australian Dollar	Sell	4/16/25	80,291	79,508	(783)
	British Pound	Buy	3/19/25	417,291	420,832	(3,541)
	British Pound	Sell	3/19/25	417,291	426,800	9,509
	Euro	Buy	3/19/25	1,262,996	1,281,060	(18,064)
	Euro	Sell	3/19/25	1,262,996	1,278,727	15,731
	Norwegian Krone	Buy	3/19/25	34,375	34,631	(256)
	Norwegian Krone	Sell	3/19/25	34,375	35,306	931
	Swedish Krona	Buy	3/19/25	106,419	107,916	(1,497)
	Swedish Krona	Sell	3/19/25	106,419	108,983	2,564
	Swiss Franc	Buy	3/19/25	54,174	56,362	(2,188)
	Swiss Franc	Sell	3/19/25	54,174	54,916	742
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/19/25	566,678	579,506	12,828
	Canadian Dollar	Sell	4/16/25	297,698	300,150	2,452
	Euro	Sell	3/19/25	716,426	725,973	9,547
	Norwegian Krone	Sell	3/19/25	19,878	20,416	538
	Swiss Franc	Buy	3/19/25	86,502	87,311	(809)
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	4/16/25	1,364,637	1,352,281	(12,356)
	Euro	Sell	3/19/25	2,082,748	2,115,333	32,585
	New Zealand Dollar	Sell	4/16/25	937,655	924,554	(13,101)
NatWest Markets PLC
	British Pound	Buy	3/19/25	169,718	171,173	(1,455)
	British Pound	Sell	3/19/25	169,718	173,529	3,811
	Euro	Buy	3/19/25	29,418	29,503	(85)
	Euro	Sell	3/19/25	29,418	29,916	498
	Swiss Franc	Buy	3/19/25	86,502	90,005	(3,503)
	Swiss Franc	Sell	3/19/25	86,502	87,308	806
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/25	303,937	305,075	(1,138)
	Euro	Sell	3/19/25	2,860,401	2,900,440	40,039
	Norwegian Krone	Sell	3/19/25	421,030	432,339	11,309
	Swedish Krona	Sell	3/19/25	229,368	234,874	5,506
Toronto-Dominion Bank
	British Pound	Sell	3/19/25	275,715	279,546	3,831
	Canadian Dollar	Sell	4/16/25	980,685	989,213	8,528
	Euro	Sell	3/19/25	2,821,939	2,859,499	37,560
	Japanese Yen	Buy	2/19/25	8,828	9,129	(301)
	Norwegian Krone	Sell	3/19/25	429,653	441,265	11,612

Premier Income Trust 33

FORWARD CURRENCY CONTRACTS at 1/31/25 (aggregate face value $33,614,332) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
UBS AG
	Australian Dollar	Sell	4/16/25	$29,977	$29,679	$(298)
	Canadian Dollar	Sell	4/16/25	811,716	818,383	6,667
	Euro	Sell	3/19/25	581,810	589,686	7,876
	Japanese Yen	Buy	2/19/25	1,697,030	1,755,289	(58,259)
	New Zealand Dollar	Sell	4/16/25	94,093	92,772	(1,321)
	Swedish Krona	Sell	3/19/25	11,845	12,130	285
WestPac Banking Corp.
	Australian Dollar	Sell	4/16/25	18,782	18,594	(188)
	Euro	Sell	3/19/25	99,792	101,124	1,332
Unrealized appreciation						331,810
Unrealized (depreciation)						(240,190)
Total						$91,620
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
Euro-Bobl 5 yr (Short)	62	$7,552,957	$7,552,959	Mar-25	$115,080
U.S. Treasury Note 2 yr (Short)	300	61,687,500	61,687,500	Mar-25	32,356
U.S. Treasury Note Ultra 10 yr (Short)	28	3,118,500	3,118,500	Mar-25	71,969
Unrealized appreciation					219,405
Unrealized (depreciation)					—
Total					$219,405

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
BNP Paribas
(4.125)/US SOFR/Nov-37 (Purchased)	Nov-27/4.125	$1,201,500	$(55,629)	$8,954
3.625/US SOFR/Nov-37 (Purchased)	Nov-27/3.625	1,201,500	(55,629)	(15,019)
Bank of America N.A.
(3.987)/US SOFR/Mar-40 (Purchased)	Mar-30/3.987	14,185,200	(1,400,732)	80,955
3.987/US SOFR/Mar-40 (Purchased)	Mar-30/3.987	14,185,200	(1,400,732)	(152,959)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	4,605,400	(629,260)	(90,920)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	4,605,400	(658,857)	(49,020)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61	1,989,900	(78,104)	19,226
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61	1,989,900	(78,104)	(21,099)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	39,734,000	(2,634,364)	(249,212)
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	32,618,500	(1,380,089)	(93,746)

34 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/25 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	12,170,100	$364,096	$112,441
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	12,170,100	364,096	6,843
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50		$32,661,200	188,618	(95,795)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00		16,330,600	(184,536)	99,584
Deutsche Bank AG
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	16,226,800	(357,441)	(94,042)
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	16,226,800	(357,441)	(167,979)
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	1,599,700	224,505	25,122
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	1,599,700	224,505	54,014
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	1,049,200	147,524	(2,045)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	1,049,200	147,524	13,884
JPMorgan Chase Bank N.A.
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(259,423)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	605,408
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(131,779)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	463,203
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(108,614)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	415,538
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	24,340,200	722,659	(10,403)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	24,340,200	722,659	238,996
2.452/6 month EUR-EURIBOR/Jan-48 (Purchased)	Jan-28/2.452	EUR	16,236,600	(1,268,890)	82,333
(2.452)/6 month EUR-EURIBOR/Jan-48 (Purchased)	Jan-28/2.452	EUR	16,236,600	(1,268,890)	(97,223)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	12,962,000	(257,878)	(72,774)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	12,962,000	(324,787)	(126,225)
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	4,930,500	410,719	7,197

Premier Income Trust 35

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/25 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	4,930,500	$410,719	$57,481
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$24,864,400	1,755,427	507,259
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		24,864,400	1,864,830	(574,170)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	457,211
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	(374,047)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	92,710
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	(101,852)
Mizuho Capital Markets LLC
(3.5825)/US SOFR/Aug-44 (Written)	Aug-34/3.5825		7,500,000	647,625	138,990
3.5825/US SOFR/Aug-44 (Written)	Aug-34/3.5825		7,500,000	647,625	(132,233)
3.884/US SOFR/Jan-38 (Purchased)	Jan-28/3.884		4,030,200	(178,135)	(5,207)
(4.384)/US SOFR/Jan-38 (Purchased)	Jan-28/4.384		4,030,200	(185,591)	5,304
Morgan Stanley & Co. International PLC
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	19,189,200	2,447,368	481,846
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	19,189,200	2,447,368	(110,523)
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	15,351,400	(1,398,888)	(534,541)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	15,351,400	(1,398,888)	42,362
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	15,175,100	(1,204,758)	(310,539)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	6,587,700	(821,451)	(99,675)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	6,587,700	(821,451)	(87,613)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	272,920
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(106,537)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	80,074
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(49,673)
Unrealized appreciation					4,369,855
Unrealized (depreciation)					(4,324,887)
Total					$44,968

36 Premier Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 1/31/25 (proceeds receivable $18,560,313) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 2/1/55	$12,000,000	2/13/25	$11,294,062
Uniform Mortgage-Backed Securities, 4.00%, 2/1/55	8,000,000	2/13/25	7,316,250
Total			$18,610,312

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$203,032,000	$690,106 E	$(496,209)	3/19/27	3.85% — Annually	US SOFR — Annually	$193,897
	276,260,000	3,528,116 E	1,942,039	3/19/30	US SOFR — Annually	3.75% — Annually	(1,586,082)
	88,449,000	2,484,532 E	(1,107,344)	3/19/35	3.75% — Annually	US SOFR — Annually	1,377,189
	15,359,000	1,163,920 E	(1,143,158)	3/19/55	3.55% — Annually	US SOFR — Annually	20,763
AUD	1,368,400	3,148 E	(18)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	3,130
AUD	22,394,000	121,083	(118)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	101,943
AUD	3,068,800	6,029 E	(38)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(6,067)
AUD	41,312,000	84,217	12,835	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	125,634
AUD	36,992,200	858,678	223,666	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(656,195)
AUD	20,053,000	199,509	266,777	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	56,823
AUD	59,453,000	690,966	118,459	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	856,253
AUD	81,134,000	38,486	(131)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	32,458
AUD	11,080,000	184,741 E	(166,877)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	17,865
AUD	11,395,000	10,364 E	18,132	3/19/27	3 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	7,768
CAD	9,962,000	22,805 E	10,236	3/19/27	Canadian Overnight Repo Rate — Semiannually	2.65% — Semiannually	33,041

Premier Income Trust 37

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
CAD	4,906,000	$13,972 E	$(61,744)	3/19/35	2.85% — Semiannually	Canadian Overnight Repo Rate — Semiannually	$(75,716)
CHF	2,636,000	27,979 E	(12,787)	3/19/35	Swiss Average Rate Overnight — Annually	0.35% — Annually	(40,766)
EUR	13,076,000	97,777 E	57,454	3/19/27	6 month EUR-EURIBOR — Semiannually	1.85% — Annually	(40,323)
EUR	8,769,000	144,542 E	(197,111)	3/19/30	1.95% — Annually	6 month EUR-EURIBOR — Semiannually	(52,239)
EUR	5,679,000	183,741 E	134,073	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(49,668)
EUR	5,480,000	200,338 E	290,729	3/19/55	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	90,392
GBP	4,961,000	1,569 E	1,362	3/19/27	Sterling Overnight Index Average — Annually	4.05% — Annually	2,931
GBP	122,000	1,933 E	(648)	3/19/35	3.85% — Annually	Sterling Overnight Index Average — Annually	1,285
NOK	55,894,000	249,883 E	(263,028)	3/19/35	3.25% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(13,145)
NZD	1,203,000	19,572 E	10,088	3/19/35	3 month NZD-BBR-FRA — Quarterly	3.75% — Semiannually	(9,484)
SEK	59,623,000	124,970 E	(86,663)	3/19/35	2.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	38,306
Total			$(450,024)	$429,993
E Extended effective date.

38 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,303,047	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/2025 — Annually	$(56,034)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(56,034)
Total		$—		Total	$(56,034)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/25 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	CCC/P	$1,539	$11,823	$1,559	5/11/63	300 bp — Monthly	$(14)
CMBX NA BBB−.6 Index	CCC/P	9,980	63,930	8,432	5/11/63	300 bp — Monthly	1,585
CMBX NA BBB−.6 Index	CCC/P	16,545	117,351	15,479	5/11/63	300 bp — Monthly	1,135
CMBX NA BBB−.6 Index	CCC/P	19,586	142,310	18,771	5/11/63	300 bp — Monthly	898
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	B+/P	1,082,145	2,531,000	801,062	12/16/72	500 bp — Monthly	283,548
CMBX NA BB.6 Index	CCC-/P	241,859	711,155	163,139	5/11/63	500 bp — Monthly	79,414
CMBX NA BBB−.16 Index	BBB−/P	14,321	63,000	7,888	4/17/65	300 bp — Monthly	6,470
Goldman Sachs International
CMBX NA BB.6 Index	CCC-/P	38,887	114,521	26,271	5/11/63	500 bp — Monthly	12,727
CMBX NA BBB−.16 Index	BBB−/P	6,777	33,000	4,132	4/17/65	300 bp — Monthly	2,664
JPMorgan Securities LLC
CMBX NA BB.10 Index	CCC+/P	17,251	215,000	87,828	5/11/63	500 bp — Monthly	(70,367)
CMBX NA BB.6 Index	CCC-/P	10,811	10,736	2,463	5/11/63	500 bp — Monthly	8,358
Merrill Lynch International
CMBX NA A.13 Index	A-/P	52,396	402,000	24,683	12/16/72	200 bp — Monthly	27,869
CMBX NA A.13 Index	A-/P	53,512	402,000	24,683	12/16/72	200 bp — Monthly	28,986
CMBX NA BB.6 Index	CCC-/P	28,625	130,881	30,024	5/11/63	500 bp — Monthly	(1,271)

Premier Income Trust 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/25 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	CCC-/P	$163,951	$470,865	$108,016	5/11/63	500 bp — Monthly	$56,394
CMBX NA BBB−.16 Index	BBB−/P	7,729	34,000	4,257	4/17/65	300 bp — Monthly	3,492
Upfront premium received		1,765,914		Unrealized appreciation		513,540
Upfront premium (paid)		—		Unrealized (depreciation)		(71,652)
Total		$1,765,914		Total		$441,888
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/25 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(774,528)	$1,669,000	$681,787	11/17/59	(500 bp) — Monthly	$(94,362)
CMBX NA BB.10 Index	(244,221)	606,000	247,551	11/17/59	(500 bp) — Monthly	2,740
CMBX NA BB.10 Index	(243,818)	605,000	247,143	11/17/59	(500 bp) — Monthly	2,736
CMBX NA BB.10 Index	(128,559)	319,000	130,312	11/17/59	(500 bp) — Monthly	1,443
CMBX NA BB.6 Index	(30,905)	119,634	27,444	5/11/63	(500 bp) — Monthly	(3,578)
CMBX NA BB.8 Index	(155,013)	333,644	141,999	10/17/57	(500 bp) — Monthly	(13,339)
CMBX NA BBB−.10 Index	(339,336)	1,129,000	190,124	11/17/59	(300 bp) — Monthly	(149,871)
CMBX NA BBB−.6 Index	(143,487)	335,413	44,241	5/11/63	(300 bp) — Monthly	(99,442)
Goldman Sachs International
CMBX NA BB.8 Index	(54,713)	124,883	53,150	10/17/57	(500 bp) — Monthly	(1,685)
Merrill Lynch International
CMBX NA BB.10 Index	(33,229)	584,000	238,564	11/17/59	(500 bp) — Monthly	204,767

40 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/25 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.8 Index	$(10,981)	$23,299	$9,916	10/17/57	(500 bp) — Monthly	$(1,087)
CMBX NA BBB−.10 Index	(340,501)	1,053,000	177,325	11/17/59	(300 bp) — Monthly	(166,458)
Upfront premium received	—		Unrealized appreciation		211,686
Upfront premium (paid)	(2,499,291)		Unrealized (depreciation)		(529,822)
Total	$(2,499,291)		Total		$(318,136)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/25 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
CDX NA HY Series 43 Index	B+/P	$(1,333,542)	$18,289,000	$1,488,469	12/20/29	500 bp — Quarterly	$264,153
Total	$(1,333,542)		$264,153
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Premier Income Trust 41

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$10,624,660	$—
Corporate bonds and notes	—	95,739,372	—
Foreign government and agency bonds and notes	—	29,702,397	—
Investment companies	5,778,623	—	—
Mortgage-backed securities	—	126,767,038	—
Senior loans	—	21,163,595	—
U.S. government and agency mortgage obligations	—	82,285,052	—
U.S. treasury obligations	—	167,249	—
Short-term investments	40,227,057	30,957,366	—
Totals by level	$46,005,680	$397,406,729	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$91,620	$—
Futures contracts	219,405	—	—
Forward premium swap option contracts	—	44,968	—
TBA sale commitments	—	(18,610,312)	—
Interest rate swap contracts	—	880,017	—
Total return swap contracts	—	(56,034)	—
Credit default contracts	—	2,454,824	—
Totals by level	$219,405	$(15,194,917)	$—

The accompanying notes are an integral part of these financial statements.

42 Premier Income Trust

Statement of assets and liabilities 1/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $380,607,394)	$377,832,761
Affiliated issuers (identified cost $65,552,864) (Note 5)	65,579,648
Cash	425,110
Foreign currency (cost $539,867) (Note 1)	539,866
Interest and other receivables	3,690,216
Receivable for investments sold	786,255
Receivable for sales of TBA securities (Note 1)	18,588,979
Receivable for variation margin on futures contracts (Note 1)	61,991
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,593,037
Unrealized appreciation on forward premium swap option contracts (Note 1)	4,369,855
Unrealized appreciation on forward currency contracts (Note 1)	331,810
Unrealized appreciation on OTC swap contracts (Note 1)	725,226
Premium paid on OTC swap contracts (Note 1)	2,499,291
Deposits with broker (Note 1)	4,053,445
Receivable from broker (Note 1)	7,363
Total assets	481,084,853

LIABILITIES
Payable for investments purchased	5,881,165
Payable for purchases of TBA securities (Note 1)	81,006,161
Payable for compensation of Manager (Note 2)	660,401
Payable for custodian fees (Note 2)	52,780
Payable for investor servicing fees (Note 2)	45,358
Payable for Trustee compensation and expenses (Note 2)	160,710
Payable for administrative services (Note 2)	611
Payable for variation margin on futures contracts (Note 1)	25,084
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,522,710
Distributions payable to shareholders	2,472,616
Unrealized depreciation on forward premium swap option contracts (Note 1)	4,324,887
Unrealized depreciation on OTC swap contracts (Note 1)	657,508
Premium received on OTC swap contracts (Note 1)	1,765,914
Unrealized depreciation on forward currency contracts (Note 1)	240,190
TBA sale commitments, at value (proceeds receivable $18,560,313) (Note 1)	18,610,312
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	2,709,249
Other accrued expenses	201,823
Total liabilities	120,337,479

Net assets	$360,747,374

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$611,425,173
Total distributable earnings (Note 1)	(250,677,799)
Total — Representing net assets applicable to capital shares outstanding	$360,747,374

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($360,747,374 divided by 95,567,537 shares)	$3.77

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 43

Statement of operations Six months ended 1/31/25 (Unaudited)

INVESTMENT INCOME
Interest	$10,268,055
Dividends (including dividend income of $1,523,898 from investments in affiliated issuers) (Note 5)	1,523,898
Total investment income	11,791,953

EXPENSES
Compensation of Manager (Note 2)	1,385,474
Investor servicing fees (Note 2)	91,616
Custodian fees (Note 2)	36,476
Trustee compensation and expenses (Note 2)	6,521
Administrative services (Note 2)	3,821
Other	217,252
Fees waived and reimbursed by Manager (Note 2)	(46,780)
Total expenses	1,694,380
Expense reduction (Note 2)	(1,801)
Net expenses	1,692,579

Net investment income	10,099,374

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(2,639,490)
Foreign currency transactions (Note 1)	(3,101)
Forward currency contracts (Note 1)	972,658
Futures contracts (Note 1)	(524,957)
Swap contracts (Note 1)	1,263,114
Written options (Note 1)	35,112
Total net realized loss	(896,664)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(2,291,856)
Securities from affiliated issuers (Note 5)	26,784
Assets and liabilities in foreign currencies	28,667
Forward currency contracts	(277,757)
Futures contracts	1,056,791
Swap contracts	(472,686)
Written options	559,558
Total change in net unrealized depreciation	(1,370,499)

Net loss on investments	(2,267,163)

Net increase in net assets resulting from operations	$7,832,211

The accompanying notes are an integral part of these financial statements.

44 Premier Income Trust

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 1/31/25*	Year ended 7/31/24
Operations
Net investment income	$10,099,374	$23,349,281
Net realized loss on investments
and foreign currency transactions	(896,664)	(22,356,765)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(1,370,499)	31,011,496
Net increase in net assets resulting from operations	7,832,211	32,004,012
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(14,910,914)	(20,299,800)
From return of capital	—	(9,704,516)
Decrease from capital share transactions (Note 4)	(107,871)	(3,872,140)
Total decrease in net assets	(7,186,574)	(1,872,444)

NET ASSETS
Beginning of period	367,933,948	369,806,392
End of period	$360,747,374	$367,933,948

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	95,598,021	96,715,303
Shares repurchased (Note 4)	(30,484)	(1,117,282)
Shares outstanding at end of period	95,567,537	95,598,021

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 45

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six
	months
	ended**			Year ended
	1/31/25	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$3.85	$3.82	$4.12	$4.62	$4.80	$5.44
Investment operations:
Net investment income [a]	.11	.24	.23	.21	.21	.24
Net realized and unrealized
gain (loss) on investments	(.03)	.10	(.23)	(.41)	(.04)	(.47)
Total from investment operations	.08	.34	—	(.20)	.17	(.23)
Less distributions:
From net investment income	(.16)	(.21)	(.26)	(.26)	(.07)	(.34)
From return of capital	—	(.10)	(.05)	(.05)	(.28)	(.08)
Total distributions	(.16)	(.31)	(.31)	(.31)	(.35)	(.42)
Increase from shares repurchased [b]	—[f]	—[f]	.01	.01	—[f]	.01
Net asset value, end of period	$3.77	$3.85	$3.82	$4.12	$4.62	$4.80
Market price, end of period	$3.63	$3.63	$3.65	$3.89	$4.65	$4.74
Total return at market price (%) [c]	4.33*	8.53	2.08	(9.87)	5.63	(3.19)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$360,747	$367,934	$369,806	$409,600	$472,126	$492,108
Ratio of expenses to average
net assets (%) [d]	.46*g,h	.94[g]	.99	.96	.94	.94
Ratio of net investment income
to average net assets (%)	2.75*g,h	6.41[g]	5.76	4.88	4.21	4.67
Portfolio turnover (%) [e]	343*	1,008	1,280	1,665	1,023	943

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b See Note 4.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2).

e Portfolio turnover includes TBA purchase and sale commitments.

f Amount represents less than $0.01 per share.

g Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Notes 2 and 5):

Percentage of average
net assets
January 31, 2025	0.01%
July 31, 2024	0.02

h Reflects a waiver of certain fund expenses in connection with investments in Franklin Ultra Short Bond ETF during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).

The accompanying notes are an integral part of these financial statements.

46 Premier Income Trust

Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of
Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
Templeton Services
FTIML	Franklin Templeton Investment Management Limited
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of
Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a non-diversified closed-end management investment company. The fund is currently operating as diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating investments among U.S. government, high-yield and international fixed income securities. The fund seeks multiple sources of return outside the constraints of its benchmark, investing across traditional and alternative bond markets.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations.

Premier Income Trust 47

Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

48 Premier Income Trust

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

Premier Income Trust 49

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $2,633,831 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

50 Premier Income Trust

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

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OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,419,614 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $144,823 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

52 Premier Income Trust

At the close of the reporting period, the fund had a net liability position of $1,507,081 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $1,474,322 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$101,352,242	$92,853,531	$194,205,773

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $1,148,918 to its fiscal year ending July 31, 2025 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2024 and July 31, 2024, and/or (ii) specified ordinary and currency losses recognized between November 1, 2023 and July 31, 2024).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $475,561,164, resulting in gross unrealized appreciation and depreciation of $20,888,164 and $68,012,431, respectively, or net unrealized depreciation of $47,124,267.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund uses targeted distribution rates, whose principal source of the distribution is ordinary income. However,the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

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Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.377% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF, both of which are open-end management investment companies managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF. During the reporting period, management fees paid were reduced by $46,099 and $681 relating to the fund’s investment in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF, respectively.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

54 Premier Income Trust

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,801 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $243, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,226,336,192	$1,228,699,633
U.S. government securities (Long-term)	—	—
Total	$1,226,336,192	$1,228,699,633

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2024, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2025 (based on shares outstanding as of September 30, 2024). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 366 day period ending September 30, 2024 (based on shares outstanding as of September 30, 2023). Repurchases are made when the fund’s shares are trading at less than net asset value (and, therefore, increase the net asset value per share of the fund’s remaining shares) and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 30,484 common shares for an aggregate purchase price of $107,871, which reflects a weighted-average discount from net asset value per share of 7.12%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 1,117,282 common shares for an aggregate purchase price of $3,872,140, which reflected a weighted-average discount from net asset value per share of 7.92%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

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At the close of the reporting period, Putnam Investments, LLC owned approximately 5,642 shares of the fund (0.01% of the fund’s shares outstanding), valued at $21,270 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

					Change in
					unrealized
					appre-	Shares
					ciation	outstanding	Fair
	Fair value as	Purchase	Sale	Investment	(deprec-	and fair value	value as
Name of affiliate	of 7/31/24	cost	proceeds	income	iation)	as of 1/31/25	of 1/31/25
Short-term investments
Putnam Government
Money Market Fund
Class P†	$40,929,849	$56,883,825	$60,128,617	$785,947	$—	37,685,057	$37,685,057
Putnam Short Term
Investment Fund
Class P‡	32,198,833	10,312,874	20,395,739	736,159	—	22,115,968	22,115,968
Total Short-term
investments	73,128,682	67,196,699	80,524,356	1,522,106	—		59,801,025
Investment companies
Franklin Ultra
Short Bond ETF #	—	5,751,839	—	1,792	26,784	231,380	5,778,623
Total investment
companies	—	5,751,839	—	1,792	26,784		5,778,623
Total	$73,128,682	$72,948,538	$80,524,356	$1,523,898	$26,784		$65,579,648

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

# Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF (Note 2).

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

56 Premier Income Trust

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$464,400,000
Written swap option contracts (contract amount)	$321,900,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$31,500,000
OTC interest rate swap contracts (notional)	$1,600,000
Centrally cleared interest rate swap contracts (notional)	$1,056,100,000
OTC total return swap contracts (notional)	$2,400,000
OTC credit default contracts (notional)	$13,900,000
Centrally cleared credit default contracts (notional)	$19,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net
	assets — Unrealized
Credit contracts	appreciation	$3,778,850 *	Payables	$1,380,060
Foreign exchange
contracts	Receivables	331,810	Payables	240,190
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	10,646,984*	Unrealized depreciation	9,502,594*
Total		$14,757,644		$11,122,844

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Premier Income Trust 57

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(56,196)	$(56,196)
Foreign exchange contracts	—	—	972,658	—	$972,658
Interest rate contracts	(767,021)	(524,957)	—	1,319,310	$27,332
Total	$(767,021)	$(524,957)	$972,658	$1,263,114	$943,794

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,094,876	$1,094,876
Foreign exchange contracts	—	—	(277,757)	—	$(277,757)
Interest rate contracts	(1,489,423)	1,056,791	—	(1,567,562)	$(2,000,194)
Total	$(1,489,423)	$1,056,791	$(277,757)	$(472,686)	$(1,183,075)

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Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared
interest rate
swap contracts§	$ —	$ —	$ 1,593,037	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$1,593,037
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	—	1,706,194	—	53,028	—	—	—	—	237,996	—	183,937	—	—	—	—	—	2,181,155
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	61,991	—	—	—	—	—	—	—	—	61,991
Forward currency
contracts#	30,402	15,892	—	—	—	34,021	—	—	118	24,290	29,477	25,365	—	—	—	32,585	5,115	56,854	61,531	14,828	1,332	331,810
Forward premium
swap option
contracts#	100,181	—	—	—	8,954	218,868	—	93,020	—	—	—	2,927,336	—	—	144,294	524,208	—	—	—	352,994	—	4,369,855
Total Assets	$130,583	$15,892	$1,593,037	$—	$8,954	$252,889	$1,706,194	$93,020	$53,146	$24,290	$29,477	$2,952,701	$61,991	$237,996	$144,294	$740,730	$5,115	$56,854	$61,531	$367,822	$1,332	$8,537,848
Liabilities:
Centrally cleared
interest rate
swap contracts§	—	—	1,498,558	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,498,558
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	56,034	—	—	—	—	—	56,034
OTC Credit default
contracts —
protection sold*#	44,046	—	—	—	—	—	968,893	—	30,273	—	—	—	90,071	78,949	—	111,794	—	—	—	—	—	1,324,026
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	24,152	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	24,152

60 Premier Income Trust	Premier Income Trust 61

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Futures
contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 25,084	$—	$—	$—	$—	$—	$—	$—	$—	$ 25,084
Forward currency
contracts#	36,350	8,287	—	—	—	6,574	—	—	68,162	742	27,261	809	—	—	—	25,457	5,043	1,138	301	59,878	188	240,190
Forward premium
swap option
contracts#	313,998	342,958	—	—	15,019	95,795	—	264,066	—	—	—	1,856,510	—	—	137,440	1,142,891	—	—	—	156,210	—	4,324,887
Total Liabilities	$394,394	$351,245	$1,522,710	$—	$15,019	$102,369	$968,893	$264,066	$98,435	$742	$27,261	$1,857,319	$115,155	$78,949	$137,440	$1,336,176	$5,043	$1,138	$301	$216,088	$188	$7,492,931
Total Financial
and Derivative
Net Assets	$(263,811)	$(335,353)	$70,327	$—	$(6,065)	$150,520	$737,301	$(171,046)	$(45,289)	$23,548	$2,216	$1,095,382	$(53,164)	$159,047	$6,854	$(595,446)	$72	$55,716	$61,230	$151,734	$1,144	$1,044,917
Total collateral
received
(pledged)†##	$(224,215)	$(312,852)	$—	$—	$—	$140,000	$689,000	$(171,046)	$—	$—	$2,216	$720,000	$(53,164)	$159,047	$—	$(595,446)	$—	$55,716	$61,230	$151,734	$—
Net amount	$(39,596)	$(22,501)	$70,327	$—	$(6,065)	$10,520	$48,301	$—	$(45,289)	$23,548	$—	$375,382	$—	$—	$6,854	$—	$72	$—	$—	$—	$1,144
Controlled
collateral received
(including TBA
commitments)**	$—	$—	$—	$280,000	$—	$140,000	$689,000	$—	$—	$—	$104,184	$720,000	$358,000	$198,000	$—	$—	$—	$63,065	$100,000	$57,000	$—	$2,709,249
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$144,823	$—	$144,823
Collateral
(pledged)
(including TBA
commitments)**	$(224,215)	$(312,852)	$—	$—	$—	$—	$—	$(204,043)	$—	$—	$—	$—	$(128,765)	$—	$—	$(604,447)	$—	$—	$—	$—	$—	$(1,474,322)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $595,260 and $4,053,445, respectively.

62 Premier Income Trust	Premier Income Trust 63

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

64 Premier Income Trust

Fund information

Investment Manager	Trustees	Michael J. Higgins
Franklin Advisers, Inc.	Barbara M. Baumann, Chair	Vice President, Treasurer,
One Franklin Parkway	Liaquat Ahamed	and Clerk
San Mateo, CA 94403	Katinka Domotorffy
	Catharine Bond Hill	Jonathan S. Horwitz
Investment Sub-Advisors	Gregory G. McGreevey	Executive Vice President,
Franklin Templeton Investment	Jennifer Williams Murphy	Principal Executive Officer,
Management Limited	Marie Pillai	and Compliance Liaison
Cannon Place, 78 Cannon Street	George Putnam III
London, England EC4N 6HL	Robert L. Reynolds	Kelley Hunt
	Manoj P. Singh	AML Compliance Officer
Putnam Investment	Mona K. Sutphen
Management, LLC	Jane E. Trust	Monica Krogh
100 Federal Street		Vice President and
Boston, MA 02110	Officers	Assistant Treasurer
Robert L. Reynolds
Marketing Services	President, The Putnam Funds	Denere P. Poulack
Franklin Distributors, LLC		Assistant Vice President,
One Franklin Parkway	Kevin R. Blatchford	Assistant Clerk, and
San Mateo, CA 94403	Vice President and	Assistant Treasurer
Assistant Treasurer
Custodian		Stephen J. Tate
State Street Bank	James F. Clark	Vice President and
and Trust Company	Vice President and	Chief Legal Officer
Chief Compliance Officer
Legal Counsel		Ryan Wheeler
Ropes & Gray LLP	Graham Cole	Vice President and
	Vice President and	Assistant Treasurer
Assistant Treasurer
Jeffrey White
	Lindsey Hicks	Vice President,
	Vice President and	Principal Financial Officer,
	Assistant Treasurer	Principal Accounting Officer,
and Assistant Treasurer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com or franklintempleton.com anytime for up-to-date information about the fund’s NAV.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Report to Stockholders in Item 1 above.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 1 above, as applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

(a) Not applicable

(b) Effective September 30, 2024, Brett Kozlowski, Robert Davis and Robert Salvin are no longer Portfolio Managers of the fund and Patick A. Klein, Benjamin Cryer and Matthew J. Walkup were added as Portfolio Managers of the fund.

(a)(1) Portfolio Managers. The officers of the investment manager identified below are primarily responsible for the day-to-day management of the fund’s portfolio as of the filing date of this report.

Portfolio Managers	Joined Fund	Employer	Positions Over Past Five Years
Albert Chan, CFA	2020	Franklin Advisors 2024 – Present Putnam Investments 2002-2024	Portfolio Manager
Benjamin, Cryer, CFA	2024	Franklin Advisors 2006 – Present	Portfolio Manager
Patrick Klein, PhD	2024	Franklin Advisors 2005 – Present	Portfolio Manager
Michael Salm	2011	Franklin Advisors 2024 – Present Putnam Investments 1997-2024	Portfolio Manager
Matthew Walkup	2024	Franklin Advisors 2005 – Present Putnam Investments 2014-2024	Portfolio Manager

(a)(2) Other Accounts Managed by the Fund’s Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s Portfolio Managers managed as of the fund’s most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account’s performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Albert Chan	10	$9,973,600,000	8	$1,794,200,000	43*	$2,791,600,000
Patrick Klein	21	$21,640,700,000	10	$2,596,700,000	15**	$6,219,400,000
Michael Salm	25	$30,507,800,000	25***	$21,734,800,000	23****	$8,038,900,000
Benjamin Cryer	6	$4,415,700,000	3	$1,076,700,000	0	$—
Matthew Walkup	6	$2,870,600,000	1	$202,200,000	0	$—

* 1 account, with total assets of $421,500,000 pay an advisory fee based on account performance

**2 accounts, with total assets of $1,655.700,000 pay an advisory fee based on account performance

*** 1 account, with total assets of $11,900,000 pay an advisory fee based on account performance

**** 3 accounts, with total assets of $3,916,000,000 pay an advisory fee based on account performance

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund’s Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which the investment manager believes are faced by investment professionals at most major financial firms. As described below, the investment manager and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

The investment manager attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under the investment manager’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, the investment manager has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the investment managers investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, the investment manager or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. The investment manager or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. The investment manager, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. The investment manager policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in the investment managers daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, the investment managers trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. The investment manager trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Franklin Advisers opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of the investment managers trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. The investment manager and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, the investment manager has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. The Investment Manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc (“Resources”) stock and mutual fund shares. The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the Investment Manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the Investment Manager and/or other officers of the Investment Manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
•	Non-investment performance. The more qualitative contributions of the portfolio manager to the Investment Manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the Investment Manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits  Portfolio managers also participate in benefit plans and programs available generally to all employees of the Investment Manager.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*: Assets in the fund

	Year	$0	$0-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	$1,000,001 and over
Michael Salm	2024	*
	2023	*
Patrick Klein	2024#	*

Benjamin Cryer	2024#	*

Albert Chan	2024	*
	2023	*
Matthew Walkup	2024#	*

#Portfolio Manager of the fund effective September 30, 2024.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value )
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 - August 31, 2024	—	—	—	8,835,850
September 1 - September 30, 2024	—	—	—	8,835,850
October 1 - October 31, 2024	—	—	—	9,559,802
November 1 - November 30, 2024	30,484	$3.54	30,484	9,529,318
December 1 - December 31, 2024	—	—	—	9,529,318
January 1 - January 31, 2025	—	—	—	9,529,318

* In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2023, which was in effect between October 1, 2023 and September 30, 2024, allowed the fund to repurchase up to 9,643,172 of its shares. The program renewed by the Board in September 2024, which is in effect between October 1, 2024 and September 30, 2025, allows the fund to repurchase up to 9,559,802 of its shares.

**Information prior to October 1, 2024, is based on the total number of shares eligible for repurchase under the program, as amended through September 2023. Information from October 1, 2024 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2024.

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/Jeffrey White

Jeffrey White

Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/Jeffrey White

Jeffrey White

Principal Financial Officer

Date: March 27, 2025